TYPE 13F-HR

PERIOD 12/31/02

FILER

CIK  0000860488

CCC  $tiyjp6u

SUBMISSION-CONTACT

NAME S. ZMACH

PHONE 310-553-5830

Attached Documents Page (3)

FORM 13F

FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: December 31, 2002" Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one.):  [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	"McKEE INVESTMENT MANAGEMENT CO., INC."

Address:  1801 Century Park East Suite 1101
"          Los Angeles, CA  90067"

Form 13F File Number:  28-2598

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:
Name:     Barry P. Julien

Title:    President

Phone:    310-553-5830

Signature, Place, and Date of Signing:

Barry P. Julien Los Angeles, California February 4, 2003

Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.

[   ]   13F NOTICE.

[   ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:
						UPDATE
Number of Other Included Managers: None

Form 13F Information Table Entry Total:  52

Form 13F Information Table Value Total:  $84,523

List of Other Included Managers:  None

FORM 13F INFORMATION TABLE
              Title of       Mkt Val   Shs/ SH/ Invt Other Voting Auth
Name of Issuer  Class CUSIP (x$1000) PR Amt PR Discr Mgrs Sole Sh None
American Elec Pwr COM 025537101  4373  160000 SH SOLE       0  0 160000
AES CORP          COM 00130H105   336  111160 SH SOLE       0  0 111160
Agere Class A     COM 00845V100     1     646 SH SOLE       0  0    646
Agere Class B     COM 00845V209    22   15873 SH SOLE       0  0  15873
Ameren Corp.      COM 023608102  4573  110000 SH SOLE       0  0 110000
Applied Materials COM 038222105   521   40000 SH SOLE       0  0  40000
Aquila Inc.       COM 918005109   159   90000 SH SOLE       0  0  90000
CINergy           COM 172474108  4046  120000 SH SOLE       0  0 120000
Celera Genomics   COM 038020202   153   16000 SH SOLE       0  0  16000
CenterPoint Engy  COM 15189T107   464   54600 SH SOLE       0  0  54600
CISCO Systems     COM 17275R102   524   40000 SH SOLE       0  0  40000
CMS Energy        COM 125986100   162   17200 SH SOLE   17200  0     0
Consolidated Edis COM 209115104  2783   65000 SH SOLE       0  0  65000
Constellation Eng COM 210371100   696   25000 SH SOLE       0  0  25000
DQE, Inc.         COM 23329J104  1372   90000 SH SOLE       0  0  90000
Dominion Res      COM 25746U109  4277   77900 SH SOLE   12900  0  65000
Duke Energy       COM 264399106  2984  152725 SH SOLE   20725  0 132000
Dynegy            COM 26816Q101    59   50000 SH SOLE       0  0  50000
EMC Corporation   COM 268648102   368   60000 SH SOLE       0  0  60000
Energy East Corp  COM 29266M109   831   37600 SH SOLE       0  0  37600
Entergy Corp.     COM 29364G103  3419   75000 SH SOLE       0  0  75000
Exelon Corp       COM 30161N101  5224   99000 SH SOLE   15000  0  84000
First Energy      COM 337932107  1649   50000 SH SOLE       0  0  50000
FPL Group Inc.    COM 302571104  2105   35000 SH SOLE       0  0  35000
Ford Motor Co     COM 345370860   256   27481 SH SOLE       0  0  27481
Gillette Company  COM 375766102   304   10000 SH SOLE       0  0  10000
Great Plains En   COM 391164100  3034  132625 SH SOLE    7625  0 125000
Hawaiian Elect    COM 419870100  3299   75000 SH SOLE       0  0  75000
Mirant            COM 549463107    74   39761 SH SOLE       0  0  39761
NiSOURCE          COM 65473P105  3000  150000 SH SOLE       0  0 150000
Northeast Utiliti COM 664397106   303   20000 SH SOLE       0  0  20000
PP&L Corporation  COM 69351T106   690   19903 SH SOLE       0  0  19903
Pinnacle West Cap COM 723484101    27     800 SH SOLE       0  0    800
Progress Energy   COM 743263105  3301   76150 SH SOLE   16150  0  60000
Public Svc Enterp COM 744573106  3531  110000 SH SOLE       0  0 110000
Philip Morris Cos COM 718154107  5472  135000 SH SOLE       0  0 135000
Qwest Commun      COM 749121109   706  141278 SH SOLE       0  0 141278
Reliant Resources COM 75952B105   138   43057 SH SOLE       0  0  43057
SCANA Corp        COM 805898103   774   25006 SH SOLE    6075  0  18931
Sempra Energy     COM 816851109  2247   95000 SH SOLE       0  0  95000
Southern Company  COM 842587107  4599  162000 SH SOLE   12000  0 150000
Sun Microsystems  COM 866810104   311  100000 SH SOLE       0  0 100000
TECO Energy       COM 872375100  1825  118000 SH SOLE       0  0 118000
TXU Corp          COM 882848104  1121   60000 SH SOLE       0  0  60000
Texas Instruments COM 882508104   150   10000 SH SOLE       0  0  10000
Unisource Energy  COM 909205106    55    3200 SH SOLE       0  0   3200
Vectren Corp      COM 92240G101   409   17771 SH SOLE       0  0  17771
Verizon Commun    COM 92343V104   473   12200 SH SOLE       0  0  12200
Visteon           COM 92839U107     9    1309 SH SOLE       0  0   1309
Wisconsin Energy  COM 976657106  3528  140000 SH SOLE       0  0 140000
WPS Resources     COM 92931B106  1941   50000 SH SOLE       0  0  50000
Xcel Energy       COM 98389B100  1845  167700 SH SOLE   27700  0 140000


AGGREGATE TOTAL                84523  3661778

/TEXT
/DOCUMENT
/SUBMISSION